Summary of Significant Accounting Policies - Additional Information (Details) $ in Millions	6 Months Ended	12 Months Ended			24 Months Ended
	Jun. 30, 2023 segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)
Number of operating segments | segment	1	1
Warranty period		1 year
Impairments of right-of-use assets					$ 0.0
Impairment charges		$ 0.0	$ 0.0	$ 1.4
Advertising expense		$ 5.8	$ 8.3	$ 4.7
Term of stock options		10 years
Minimum
Vesting period of stock options		3 years
Maximum
Vesting period of stock options		4 years